Long-term Debt, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term debt	$ 225,020,000,000	$ 255,077,000,000
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	146,130,000,000	133,920,000,000
Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	117,518,000,000	105,636,000,000
Long-term debt	117,518,000,000
Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	27,132,000,000	26,794,000,000
Long-term debt	27,132,000,000
Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	1,668,000,000	1,652,000,000
Long-term debt	1,668,000,000
Wells Fargo & Company [Member] | Long-Term Debt Parent [Member]
Debt Instrument [Line Items]
Long-term debt	146,318,000,000	134,082,000,000
Wells Fargo Bank, N.A. and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	75,238,000,000	116,419,000,000
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	60,718,000,000	93,393,000,000
Long-term debt	60,718,000,000
Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	5,408,000,000	6,667,000,000
Long-term debt	5,408,000,000
Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	342,000,000	332,000,000
Long-term debt	$ 342,000,000
Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2051
Other Long-Term Debt	$ 7,291,000,000	12,333,000,000
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	3,464,000,000	4,576,000,000
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	3,391,000,000	4,347,000,000
Long-term debt	3,391,000,000
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	0	155,000,000
Long-term debt	$ 0
Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2018
Other Long-Term Debt	$ 73,000,000	74,000,000
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Notes Issued by Parent At Discount [Member]
Debt Instrument [Line Items]
Subordinated Notes	133,000,000	135,000,000
Debt Issuance Costs, Gross	2,000,000	2,000,000
Affiliate Related Deferred Finance Costs, Gross	$ 323,000,000	299,000,000
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2045
Senior Notes	$ 84,652,000,000	79,767,000,000
Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2046
Subordinated Notes	$ 27,132,000,000	26,794,000,000
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2019
Senior Notes	$ 7,732,000,000	7,758,000,000
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2023
Maturity date(s) End	Dec. 31, 2038
Subordinated Notes	$ 5,408,000,000	6,500,000,000
Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2020
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 268,000,000	371,000,000
Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2023
Senior Notes	$ 3,390,000,000	4,346,000,000
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2048
Senior Notes	$ 22,463,000,000	19,011,000,000
Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 299,000,000	290,000,000
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2053
Senior Notes	$ 4,317,000,000	7,168,000,000
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Notes	$ 0	167,000,000
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2027
Maturity date(s) End	Dec. 31, 2027
Junior Subordinated Notes	$ 342,000,000	332,000,000
Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2047
Other Long-Term Debt	$ 1,211,000,000	3,323,000,000
Floating-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Junior Subordinated Notes	$ 0	155,000,000
FixFloat Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2028
Maturity date(s) End	Dec. 31, 2028
Senior Notes	$ 2,961,000,000	0
Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2056
Senior Notes	$ 7,442,000,000	6,858,000,000
Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2037
Senior Notes	$ 743,000,000	1,238,000,000
Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2021
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 1,000,000	1,000,000
Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2029
Maturity date(s) End	Dec. 31, 2036
Junior Subordinated Notes	$ 1,369,000,000	1,362,000,000
Floating-rate extendible notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Senior Notes	$ 0	68,000,000
Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2031
Senior Notes	$ 62,000,000	79,000,000
Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2021
Senior Notes	$ 47,825,000,000	77,075,000,000
Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Maturity date(s) Start	Jan. 01, 2018
Maturity date(s) End	Dec. 31, 2029
Senior Notes	$ 39,000,000	$ 7,000,000
Minimum [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.20%
Minimum [Member] | Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.00%
Minimum [Member] | Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.375%
Minimum [Member] | Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.45%
Minimum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.65%
Minimum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.25%
Minimum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.78%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.09%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.86%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.13%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.99%
Minimum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.645%
Minimum [Member] | FixFloat Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.58%
Minimum [Member] | Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.09%
Minimum [Member] | Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.50%
Minimum [Member] | Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	0.00%
Minimum [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.95%
Minimum [Member] | Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.83%
Minimum [Member] | Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.35%
Minimum [Member] | Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.87%
Maximum [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	9.25%
Maximum [Member] | Other Consolidated Subsidiaries [Member] | Mortgage loans [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	4.00%
Maximum [Member] | Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.75%
Maximum [Member] | Fixed-rate notes [Member] | Wells Fargo & Company [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.57%
Maximum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.15%
Maximum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.74%
Maximum [Member] | Fixed-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	6.00%
Maximum [Member] | Fixed-rate notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.46%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.01%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.36%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.16%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.01%
Maximum [Member] | Floating-rate notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Long-term debt issued by Variable Interest Entity [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	15.737%
Maximum [Member] | FixFloat Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	3.58%
Maximum [Member] | Structured Notes [Member] | Wells Fargo & Company [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	5.90%
Maximum [Member] | Structured Notes [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.15%
Maximum [Member] | Structured Notes [Member] | Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	1.16%
Maximum [Member] | Fixed-rate notes - Hybrid Trust Securities [Member] | Wells Fargo & Company [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.95%
Maximum [Member] | Fixed-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	7.50%
Maximum [Member] | Floating-rate Advances - FHLB [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	2.04%
Maximum [Member] | Capital Leases [Member] | Wells Fargo Bank, N.A. and other bank entities [Member] | Senior Debt [Member]
Debt Instrument [Line Items]
Interest Rate, Stated Percentage	17.775%